Allowance for credit losses - Troubled debt restructuring according to their accruing status - Subnote (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable
Financing Receivable Modifications Recorded Investment	$ 1,656,822	$ 1,668,368
Accruing
Financing Receivable
Financing Receivable Modifications Recorded Investment	1,468,966	1,394,538
Mortgages
Financing Receivable
Financing Receivable Modifications Recorded Investment	1,255,713	1,195,965
Mortgages | Accruing
Financing Receivable
Financing Receivable Modifications Recorded Investment	1,143,204	1,060,193
Mortgages | Guaranteed by us sponsored entities | Accruing
Financing Receivable
Financing Receivable Modifications Recorded Investment	$ 716,000	$ 655,000